CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 122	$ 110	$ 155	$ 55
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Revaluations of property, plant and equipment	19	15	17	(257)
Actuarial gain on defined benefit plans	15	13	20	27
Deferred tax (recovery) expense on above item	(8)	(5)	(12)	40
Unrealized (loss) gain on investments in equity securities	(4)	3	(9)	5
Equity-accounted investments	4	1	4	(1)
Total items that will not be reclassified to net income	26	27	20	(186)
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(890)	333	(106)	(338)
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	27	(89)	(6)	3
Gain (loss) on foreign exchange swaps net investment hedge	97	(12)	52	16
Reclassification adjustments for amounts recognized in net income (loss)	36	49	92	(3)
Deferred income taxes on above items	(30)	10	(46)	(2)
Equity-accounted investments	(26)	2	(4)	(1)
Total items that may be reclassified subsequently to net income (loss)	(786)	293	(18)	(325)
Other comprehensive income (loss)	(760)	320	2	(511)
Comprehensive income (loss)	(638)	430	157	(456)
Other comprehensive income (loss) that may be reclassified to net income
Preferred limited partners' equity	12	15	23	29
Limited partners' equity	(123)	43	(3)	(179)
Comprehensive income (loss)	(638)	430	157	(456)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	96	149	182	206
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(477)	127	(105)	(345)
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(381)	276	77	(139)
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	23	19	47	39
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(1)	1	1	(1)
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	22	20	48	38
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	(7)	(25)	(38)	(71)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(80)	56	36	(55)
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(87)	31	(2)	(126)
BEPC exchangeable shares
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(77)	27	(2)	(112)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income	6	6	13	13
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	(17)	9	(11)	17
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	(11)	15	2	30
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income	7	3	14	3
Other comprehensive income (loss) that may be reclassified to net income
Non-controlling interests	$ 7	$ 3	$ 14	$ 3